                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-10487


                            Hotchkis and Wiley Funds
               (Exact Name of Registrant as specified in charter)

                       725 S. Figueroa Street, 39th Floor
                          Los Angeles, California 90071
               (Address of principal executive offices) (Zip code)


       Registrant's telephone number, including area code: (213) 430-1000

                     Date of fiscal year end: June 30, 2004

           Date of reporting period: July 1, 2003 - December 31, 2003


                                Anna Marie Lopez
                   Hotchkis and Wiley Capital Management, LLC
                       725 S. Figueroa Street, 39th Floor
                          Los Angeles, California 90071

                     (name and address of agent for service)


                                   Copies to:
                              Karin J. Flynn, Esq.
                    Vedder, Price, Kaufmann & Kammholz, P.C.
                            222 North LaSalle Street
                             Chicago, Illinois 60601
                          (Counsel for the Registrant)

Item 1 - Attach shareholder report

[GRAPHIC]

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

ALL CAP VALUE FUND

[HOTCHKIS AND WILEY FUNDS LOGO]

DECEMBER 31, 2003

SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS

          SHAREHOLDER LETTER                             3

          FUND PERFORMANCE DATA                          6

          SCHEDULE OF INVESTMENTS:

            LARGE CAP VALUE FUND                        11

            MID-CAP VALUE FUND                          13

            SMALL CAP VALUE FUND                        15

            ALL CAP VALUE FUND                          17

          STATEMENTS OF ASSETS AND LIABILITIES          18

          STATEMENTS OF OPERATIONS                      19

          STATEMENTS OF CHANGES IN NET ASSETS           20

          FINANCIAL HIGHLIGHTS                          22

          NOTES TO THE FINANCIAL STATEMENTS             26

DEAR SHAREHOLDER:
We are pleased to present you with this semi-annual report for the Hotchkis and Wiley Funds. The following investment review and semi-annual report represents the activities for the Funds for the six months ended December 31, 2003.

OVERVIEW
Buoyed by a series of favorable economic reports and historically low interest rates, the U.S. equity markets closed out the last six months of 2003 at their highest levels of the year. A few of the milestones reached include the following: U.S. stocks had their first up-year since 1999; the Dow Jones Industrial Average once again crossed the psychological 10,000 mark; and the more volatile NASDAQ Composite Index rose above the 2,000 level (it was a symbolic breakthrough and remains far from hitting the 5,000 level reached in March 2000). During this period, the S&P 500 Index gained 15.14%, the Dow Jones Industrial Average rose 17.74% and the NASDAQ Composite Index rallied 23.45%.

Higher levels of consumer confidence, business spending and retail sales supported rising stock prices in the second half of 2003. Notably, broad-based investor enthusiasm for speculative issues, along with increased fervor for economically sensitive stocks, led to an extended rally and strong gains for the market.

As the outlook for the economy continued to improve, overall market prices rose sharply. If corporate earnings fall short of the positive economic data, 2004 could spell trouble for investors as the market has priced in a recovery. Given the upbeat data, we remain cautiously optimistic that the economic expansion will sustain itself and provide favorable opportunities for the astute investor; however, we are somewhat concerned with the renewed focus on some speculative areas of the market (particularly within the technology sector). We believe the market will ultimately reward disciplined managers who carefully evaluate the companies in which they invest.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
The Fund's Class I, Class A, Class B, Class C and Class R shares had total returns of 24.71%, 24.50%, 24.01%, 24.05% and 24.99%, respectively, outperforming both the passive S&P 500 Index return of 15.14% and the style-specific Russell 1000 Value Index return of 16.55%, for the six months ended December 31, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Positive contributions to returns in the Fund were broad-based, with gains recorded in all 10 economic sectors. The largest contributors to returns were the financials and consumer discretionary sectors as security selection helped the Fund on both an absolute and relative basis (vs. the S&P 500 Index). Retail stocks did particularly well, in spite of mixed holiday sales. J.C. Penney Co. gained as the sale of its troubled Eckerd drugstore division appeared imminent. Sears Roebuck & Co. gained as sale of its credit card business was finalized in November and as news of management's plans to repurchase nearly one-third of its outstanding shares was released. The financials sector benefited from exposure to the insurance industry as shares of Allmerica Financial Corp., Metlife Inc., Prudential Financial Inc. and Allstate Corp. posted double-digit gains. In addition, security selection in the healthcare sector helped the Fund's outperformance. Specifically, Tenet Healthcare's stock price gained after the firm arrived at a settlement with the U.S. Department of Justice regarding unnecessary cardiac procedures performed at one of its hospitals. Conversely, one of the bottom contributors to the Fund was Eastman Kodak Co. as the share price fell due to investors' skeptical views of the company's restructuring efforts. Additional negative contributors to absolute performance were American Electric Power and DTE Energy Corp.

HOTCHKIS AND WILEY MID - CAP VALUE FUND
The Fund's Class I, Class A, Class B, Class C and Class R shares had total returns of 30.06%, 29.82%, 29.39%, 29.38% and 30.89%, respectively, compared to the Russell Midcap Index return of 21.30% and the Russell Midcap Value Index return of 22.06%, for the six months ended December 31, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Relative outperformance (vs. the Russell Midcap Index) resulted from security selection within the consumer discretionary and financials sectors. The financials sector - more specifically, the insurance industry - made significant gains as Allmerica Financial's stock price rose as concerns over the capital adequacy of the company's life insurance and annuity subsidiary subsided. The diversified financial services industry benefited from shares of CIT Group Inc., as the company announced a 10% increase in third quarter earnings. The consumer discretionary sector was helped by strong performance in retail stocks. Foot Locker Inc. posted strong gains on news that its relationship with Nike will be back on track. J.C. Penney gained as the sale of its troubled Eckerd drugstore division appeared imminent. And, despite falling in December, Sears Roebuck & Co. remains as one of the Fund's top contributors to performance, as the stock posted strong gains through the period. Offsetting the gains made within the consumer discretionary sector were shares of poor performing stocks Eastman Kodak Co. and Jack in the Box Inc. Eastman Kodak was under pressure as investors were concerned with the company's reorganization plans. Jack in the Box declined because of lowered profit forecasts (for both the fiscal quarter and year) due to the high cost involved in its restructuring efforts. In addition, relative weakness was mainly due to the Fund's below-market weight in the well-performing information technology sector. Relatively expensive industries such as semiconductors, which are not held in the Fund, performed well as industry profitability showed signs of turning around.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of 33.96%, 33.78%, 33.29% and 33.32%, respectively, strongly outperforming both the Russell 2000 Index return of 24.92% and the Russell 2000 Value Index return of 25.36%, for the six months ended December 31, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.) Small cap stocks continued to post strong relative returns, as the Russell 2000 Index outperformed the S&P 500 Index by over 900 basis points. This was not surprising, as small caps generally perform better when the economic outlook improves. Also noteworthy was the narrowed valuation gap between small cap stocks and their large cap counterparts.

The Fund's outperformance (vs. the Russell 2000 Index) was primarily attributable to security selection within the financials sector as insurance industry holding Allmerica Financial Corp. continued to benefit from decreased concerns over the company's life insurance and annuity subsidiary. Real estate industry holdings such as LNR Property Corp., MI Developments Inc. and Friedman Billings, Ramsey Group Inc. gained as low interest rates continued to fuel demand. In addition, the consumer discretionary sector helped the Fund's strong performance as household durables stocks Toll Brothers Inc., Beazer Homes USA Inc. and Brookfield Homes Corp. continued to benefit from the strong housing market. Relative weakness in the Fund was attributable to a below index weight in the information technology sector as semiconductor stocks continue to perform well. Among the lowest contributors to the Fund were consumer discretionary stocks Genesco Inc. and R.H. Donnelley Corp.

HOTCHKIS AND WILEY ALL CAP VALUE FUND
The Fund's Class I, A and C shares had total returns of 34.21%, 34.37% and 33.45%, respectively, outperforming both the S&P 500 Index return of 15.14% and the Russell 3000 Index return of 16.28%, for the six months ended December 31, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Dominating the Fund's relative outperformance (vs. the S&P 500 Index) was superior stock selection in the financials and consumer discretionary sectors. When considering the total attribution effect (sector allocation and security selection combined), the financials sector added most to the Fund's upside, primarily benefiting from insurance holdings such as Allmerica Financial. Our decision to add to this position during previous lows helped performance, as the stock gained from fading concerns over the capital adequacy of the company's life insurance and annuity subsidiary. Further outperformance can be found in the consumer discretionary sector with positions in the retail industry, as shares of Sears Roebuck & Co.

and J.C. Penney performed particularly well. Sears gained as the sale of its credit card business was finalized in November; J.C. Penney rose as the sale of its troubled Eckerd division became imminent. The household durables industry gained as Toll Brothers Inc. benefited from continued strength in the housing market, buoyed by record low mortgage rates. Offsetting the gains within consumer discretionary, Warnaco Group Inc. put downward pressure on the Fund's absolute performance, declining on the resignation of its sportswear unit president. Furthermore, relative weakness is attributable to a below-market weight in the information technology sector, as semiconductors, which are not held in the Fund, continue to perform strongly.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Nancy D. Celick         /s/ Gail Bardin            /s/ Sheldon Lieberman

Nancy D. Celick             Gail Bardin                Sheldon Lieberman
PRESIDENT                   PORTFOLIO MANAGER          PORTFOLIO MANAGER
                            Large Cap Value Fund       Large Cap Value Fund


/s/ James Miles             /s/ Stan Majcher           /s/ David Green

James Miles                 Stan Majcher               David Green
PORTFOLIO MANAGER           PORTFOLIO MANAGER          PORTFOLIO MANAGER
Mid-Cap Value Fund          Mid-Cap Value Fund         Small Cap Value Fund
Small Cap Value Fund


/s/ Joe Huber               /s/ George Davis

Joe Huber                   George Davis
PORTFOLIO MANAGER           PORTFOLIO MANAGER
All Cap Value Fund          All Cap Value Fund


THE ABOVE REFLECTS OPINIONS OF PORTFOLIO MANAGERS AS OF DECEMBER 31, 2003. THEY ARE SUBJECT TO CHANGE AND ANY FORECASTS MADE CANNOT BE GUARANTEED. THE FUNDS MIGHT NOT CONTINUE TO HOLD ANY SECURITIES MENTIONED AND HAVE NO OBLIGATION TO DISCLOSE PURCHASES OR SALES IN THESE SECURITIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Large Cap Value Fund and Mid-Cap Value Fund offer five classes of shares. The Small Cap Value Fund offers four classes of shares (currently only to existing investors) and the All Cap Value Fund offers three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Small Cap Value Fund is closed to new investors.

CLASS I SHARES have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%

CLASS B SHARES are subject to a maximum contingent deferred sales charge (CDSC) of 5%, which is reduced in the first six years (5, 4, 3, 3, 2, 1) to 0% after the sixth year. In addition, Class B shares are subject to an annual distribution and service fee of 1.00%. These shares automatically convert to Class A shares after approximately seven years.

CLASS C SHARES are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% CDSC if redeemed within one year after purchase.

CLASS R SHARES have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class B, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except All Cap Value Fund includes that of predecessor funds.

Investment by the Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund in small and medium-size companies presents greater risk than investment in larger, more established companies.

MARKET INDEXES
The following are definitions for indexes used in the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500(R) INDEX, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

RUSSELL MIDCAP(R) INDEX, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

LARGE CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003++

CLASS I                                 SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 6/24/87
----------------------------------------------------------------------------------------------------
Total return                              24.71%      42.77%      8.73%     12.21%         11.18%

CLASS A(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 6/24/87
----------------------------------------------------------------------------------------------------
Total return (with sales charge)(b)       17.96%      34.85%      7.40%     11.44%         10.59%
Total return (without sales charge)       24.50%      42.32%      8.57%     12.04%         10.96%

CLASS B(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 6/24/87
----------------------------------------------------------------------------------------------------
Total return (with CDSC)(b)               19.01%      36.27%      7.39%     11.12%         10.07%
Total return (without CDSC)               24.01%      41.27%      7.69%     11.12%         10.07%

CLASS C(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 6/24/87
----------------------------------------------------------------------------------------------------
Total return (with CDSC)(b)               23.05%      40.31%      7.68%     11.12%         10.07%
Total return (without CDSC)               24.05%      41.31%      7.68%     11.12%         10.07%

CLASS R(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 6/24/87
----------------------------------------------------------------------------------------------------
Total return                              24.99%      42.75%      8.29%     11.71%         10.66%

S&P 500 INDEX                           SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 6/24/87
----------------------------------------------------------------------------------------------------
Total return                              15.14%      28.68%     -0.58%     11.07%         10.72%

(a) RETURNS SHOWN FOR CLASS A, B, C AND R SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS I - 6/24/87; CLASS A - 10/26/01; CLASS B AND C - 2/4/02; CLASS R - 8/28/03.)

(b) RETURNS REFLECT THE DEDUCTION OF THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25% FOR CLASS A SHARES AND THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
(CDSC) FOR CLASS B AND C SHARES. CLASS B CDSC IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C CDSC IS 1% FOR THE FIRST YEAR.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL 1000 INDEX.

++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER. RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MID-CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003++

CLASS I                               SIX MONTHS   1 YEAR   5 YEARS   SINCE 1/2/97
-----------------------------------------------------------------------------------
Total return                            30.06%     55.54%    22.36%       18.34%

CLASS A(a)                            SIX MONTHS   1 YEAR   5 YEARS   SINCE 1/2/97
----------------------------------------------------------------------------------
Total return (with sales charge)(b)     23.01%     47.06%    20.71%       17.16%
Total return (without sales charge)     29.82%     55.21%    22.02%       18.07%

CLASS B(a)                            SIX MONTHS   1 YEAR   5 YEARS   SINCE 1/2/97
-----------------------------------------------------------------------------------
Total return (with CDSC)(b)             24.39%     49.06%    20.96%       17.13%
Total return (without CDSC)             29.39%     54.06%    21.14%       17.13%

CLASS C(a)                            SIX MONTHS   1 YEAR   5 YEARS   SINCE 1/2/97
-----------------------------------------------------------------------------------
Total return (with CDSC)(b)             28.38%     53.02%    21.16%       17.15%
Total return (without CDSC)             29.38%     54.02%    21.16%       17.15%

CLASS R(a)                            SIX MONTHS   1 YEAR   5 YEARS   SINCE 1/2/97
-----------------------------------------------------------------------------------
Total return                            30.89%     56.10%    21.97%       17.90%

RUSSELL MIDCAP INDEX                  SIX MONTHS   1 YEAR   5 YEARS   SINCE 1/2/97
-----------------------------------------------------------------------------------
Total return                            21.30%     40.06%     7.23%       10.72%

(a) RETURNS SHOWN FOR CLASS A, B, C AND R SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS I - 1/2/97; CLASS A, B, C - 1/2/01, CLASS R - 8/28/03.)

(b) RETURNS REFLECT THE DEDUCTION OF THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25% FOR CLASS A SHARES AND THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
(CDSC) FOR CLASS B AND C SHARES. CLASS B CDSC IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C CDSC IS 1% FOR THE FIRST YEAR.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL MIDCAP INDEX.

++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER. RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SMALL CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003++

CLASS I                                 SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 9/20/85
----------------------------------------------------------------------------------------------------
Total return                              33.96%      62.57%     19.12%     14.48%         13.88%

CLASS A(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 9/20/85
----------------------------------------------------------------------------------------------------
Total return (with sales charge)(b)       26.75%      53.62%     17.99%     13.77%         13.31%
Total return (without sales charge)       33.78%      62.14%     19.27%     14.39%         13.64%

CLASS B(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 9/20/85
----------------------------------------------------------------------------------------------------
Total return (with CDSC)(b)               28.29%      55.95%     17.79%     13.37%         12.78%
Total return (without CDSC)               33.29%      60.95%     17.99%     13.37%         12.78%

CLASS C(a)                              SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 9/20/85
----------------------------------------------------------------------------------------------------
Total return (with CDSC)(b)               32.32%      59.95%     18.00%     13.38%         12.78%
Total return (without CDSC)               33.32%      60.95%     18.00%     13.38%         12.78%

RUSSELL 2000 INDEX                      SIX MONTHS    1 YEAR    5 YEARS    10 YEARS    SINCE 9/20/85
----------------------------------------------------------------------------------------------------
Total return                              24.92%      47.25%      7.13%      9.47%         10.99%

(a) RETURNS SHOWN FOR CLASS A, B, AND C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS I - 9/20/85; CLASS A - 10/6/00; CLASS B AND C - 2/4/02.)

(b) RETURNS REFLECT THE DEDUCTION OF THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25% FOR CLASS A SHARES AND THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
(CDSC) FOR CLASS B AND C SHARES. CLASS B CDSC IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C CDSC IS 1% FOR THE FIRST YEAR.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS OF LESS THAN $3 BILLION.

++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER. RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ALL CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003++

CLASS I                                  SIX MONTHS     1 YEAR     SINCE 12/31/02
---------------------------------------------------------------------------------
Total return                               34.21%       68.83%         68.83%

CLASS A(a)                               SIX MONTHS     1 YEAR     SINCE 12/31/02
---------------------------------------------------------------------------------
Total return (with sales charge)(b)        27.32%       60.68%         60.68%
Total return (without sales charge)        34.37%       69.58%         69.58%

CLASS C(a)                               SIX MONTHS     1 YEAR     SINCE 12/31/02
---------------------------------------------------------------------------------
Total return (with CDSC)(b)                32.45%       65.97%         65.97%
Total return (without CDSC)                33.45%       66.97%         66.97%

S&P 500 INDEX                            SIX MONTHS     1 YEAR     SINCE 12/31/02
---------------------------------------------------------------------------------
Total return                               15.14%       28.68%         28.68%

(a) RETURNS SHOWN FOR CLASS C SHARES FOR THE PERIODS PRIOR TO ITS INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF CLASS C. (INCEPTION DATES: CLASS I AND A - 12/31/02; CLASS C - 8/28/03.)

(b) RETURNS REFLECT THE DEDUCTION OF THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25% FOR CLASS A SHARES AND THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
(CDSC) FOR CLASS C SHARES, WHICH IS 1% FOR THE FIRST YEAR.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES.

++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER. RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

                              LARGE CAP VALUE FUND

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 95.01%

AEROSPACE & DEFENSE -- 2.46%
Raytheon                                                    188,700  $     5,668,548
------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.47%
Delphi Automotive Systems                                   106,949        1,091,949
------------------------------------------------------------------------------------
CHEMICALS -- 0.34%
Eastman Chemical Company                                     19,800          782,694
------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.32%
Bank One Corporation                                         44,000        2,005,960
KeyCorp                                                      93,800        2,750,216
UnionBanCal Corporation                                      50,600        2,911,524
                                                                     ---------------
                                                                           7,667,700
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.91%
Cendant Corporation (a)                                     140,000        3,117,800
Waste Management, Inc.                                      199,500        5,905,200
                                                                     ---------------
                                                                           9,023,000
------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.22%
Gateway, Inc. (a)                                           108,800          500,480
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 5.98%
CIT Group, Inc.                                             195,300        7,021,035
Principal Financial Group, Inc.                             204,900        6,776,043
                                                                     ---------------
                                                                          13,797,078
------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.16%
AT&T Corporation                                             18,000          365,400
------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 6.70%
Alliant Energy Corporation                                   98,300        2,447,670
American Electric Power Company                              71,900        2,193,669
DTE Energy Company                                           14,800          583,120
Entergy Corporation                                          47,200        2,696,536
FirstEnergy Corporation                                     214,400        7,546,880
                                                                     ---------------
                                                                          15,467,875
------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.80%
Albertson's Inc.                                            285,100        6,457,515

FOOD PRODUCTS -- 2.60%
Kraft Foods Inc.                                            144,900  $     4,668,678
Sara Lee Corporation                                         61,400        1,332,994
                                                                     ---------------
                                                                           6,001,672
------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.78%
Bausch & Lomb Inc.                                           34,500        1,790,550
------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 6.71%
Aetna Inc.                                                  105,600        7,136,448
Tenet Healthcare Corporation (a)                            522,600        8,387,730
                                                                     ---------------
                                                                          15,524,178
------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 5.09%
Mandalay Resort Group                                        94,900        4,243,928
Park Place Entertainment Corporation (a)                    212,600        2,302,458
Yum! Brands, Inc. (a)                                       151,100        5,197,840
                                                                     ---------------
                                                                          11,744,226
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.33%
Lennar Corporation                                           73,400        7,046,400
Lennar Corporation -- B Shares                                7,060          645,284
                                                                     ---------------
                                                                           7,691,684
------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.05%
Tyco International Limited                                  178,800        4,738,200
------------------------------------------------------------------------------------
INSURANCE -- 14.75%
Allmerica Financial Corporation                             149,100        4,587,807
The Allstate Corporation                                    130,400        5,609,808
MetLife, Inc.                                               304,550       10,254,199
Prudential Financial, Inc.                                  168,400        7,034,068
The St. Paul Companies, Inc.                                165,700        6,570,005
                                                                     ---------------
                                                                          34,055,887
------------------------------------------------------------------------------------
IT SERVICES -- 4.97%
Electronic Data Systems Corporation                         467,900       11,482,266
------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.77%
Eastman Kodak Company                                       159,600        4,096,932
------------------------------------------------------------------------------------
METALS & MINING -- 1.46%
Alcoa Inc.                                                   88,448        3,361,024

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
MULTILINE RETAIL -- 9.04%
J.C. Penney Company, Inc.                                   356,800  $     9,376,704
Sears, Roebuck and Company                                  252,700       11,495,323
                                                                     ---------------
                                                                          20,872,027
------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.61%
SCANA Corporation                                            40,896        1,400,688
------------------------------------------------------------------------------------
OIL & GAS -- 3.39%
Sunoco, Inc.                                                105,210        5,381,492
Teekay Shipping Corporation                                  42,800        2,440,884
                                                                     ---------------
                                                                           7,822,376
------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.63%
Weyerhaeuser Company                                         22,900        1,465,600
------------------------------------------------------------------------------------
REAL ESTATE -- 0.44%
Plum Creek Timber Company                                    33,000        1,004,850
------------------------------------------------------------------------------------
SOFTWARE -- 4.27%
Computer Associates International, Inc.                     360,900        9,867,006
------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.60%
Jones Apparel Group                                         104,600        3,685,058
------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.59%
Washington Mutual, Inc.                                      91,200        3,658,944
------------------------------------------------------------------------------------
TOBACCO -- 3.57%
Altria Group, Inc.                                          151,500        8,244,629
------------------------------------------------------------------------------------
Total investments -- 95.01%
  (Cost -- $179,678,553)                                                 219,330,036
Time deposit* -- 6.06%                                                    13,985,892
Liabilities in excess of other assets -- (1.07)%                          (2,479,838)
                                                                     ---------------
Net Assets -- 100.00%                                                $   230,836,090
------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

  * -- TIME DEPOSIT BEARS INTEREST AT 0.35% AND MATURES ON 01/02/2004.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

                               MID-CAP VALUE FUND

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 96.98%

AEROSPACE & DEFENSE -- 1.05%
Raytheon                                                    284,900  $     8,558,396
------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.57%
Delphi Corporation                                          453,900        4,634,319
------------------------------------------------------------------------------------
CHEMICALS -- 5.21%
Celanese AG                                                 204,460        8,319,477
Eastman Chemical Company                                    140,200        5,542,106
FMC Corporation (a)                                         389,800       13,303,874
IMC Global, Inc. (a)                                        817,100        8,113,803
Millenium Chemicals, Inc. (a)                               573,700        7,274,516
                                                                     ---------------
                                                                          42,553,776
------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.06%
KeyCorp                                                     311,450        9,131,714
UnionBanCal Corporation                                     133,200        7,664,328
                                                                     ---------------
                                                                          16,796,042
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.61%
Allied Waste Industries, Inc. (a)                           364,900        5,064,812
Ikon Office Solutions Inc.                                  374,800        4,445,128
Valassis Communication (a)                                  680,000       19,958,000
                                                                     ---------------
                                                                          29,467,940
------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.14%
Gateway, Inc. (a)                                           245,400        1,128,840
------------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.44%
Americredit Corporation (a)                                 224,400        3,574,692
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.85%
CIT Group, Inc.                                             561,800       20,196,710
Principal Financial Group                                   339,600       11,230,572
                                                                     ---------------
                                                                          31,427,282
------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 7.81%
Alliant Energy Corporation                                  654,500       16,297,050
American Electric Power Company                             278,500        8,497,035
Entergy Corporation                                         141,300        8,072,469
FirstEnergy Corporation                                     668,300       23,524,160
Northeast Utilities                                         365,300        7,368,101
                                                                     ---------------
                                                                          63,758,815

FOOD & STAPLES RETAILING -- 2.03%
Albertson's Inc.                                            518,900  $    11,753,085
Safeway Inc. (a)                                            218,800        4,793,908
                                                                     ---------------
                                                                          16,546,993
------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.96%
Del Monte Foods Company (a)                                 452,300        4,703,920
Sara Lee Corporation                                        142,700        3,098,017
                                                                     ---------------
                                                                           7,801,937
------------------------------------------------------------------------------------
GAS UTILITIES -- 0.17%
Sempra Energy                                                45,400        1,364,724
------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.61%
Bausch & Lomb, Inc.                                          96,100        4,987,590
------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.68%
Aetna Inc.                                               329,200.00       22,247,336
Tenet Healthcare Corporation (a)                       1,499,900.00       24,073,395
                                                                     ---------------
                                                                          46,320,731
------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 8.60%
Jack in the Box, Inc. (a)                                   335,700        7,170,552
La Quinta Properties Inc. (a)                             2,426,000       15,550,660
Mandalay Resort Group                                       527,400       23,585,328
Park Place Entertainment Corporation (a)                    741,000        8,025,030
Yum! Brands, Inc. (a)                                       461,600       15,879,040
                                                                     ---------------
                                                                          70,210,610
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 4.25%
Centex Corporation                                          116,100       12,498,165
Furniture Brands International, Inc.                        303,200        8,892,856
Toll Brothers Inc. (a)                                      334,600       13,303,696
                                                                     ---------------
                                                                          34,694,717
------------------------------------------------------------------------------------
INSURANCE -- 9.45%
Allmerica Financial Corporation                             927,200       28,529,944
CNA Financial Corporation (a)                               497,724       11,995,148
Lincoln National Corporation                                379,700       15,328,489
The St. Paul Companies, Inc.                                537,400       21,307,910
                                                                     ---------------
                                                                          77,161,491

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
IT SERVICES -- 4.66%
Electronic Data Systems Corporation                       1,549,900  $    38,034,546
------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.86%
Brunswick Corporation                                       269,800        8,587,734
Eastman Kodak Company                                       575,300       14,767,951
                                                                     ---------------
                                                                          23,355,685
------------------------------------------------------------------------------------
METALS & MINING -- 0.57%
Alcan, Inc.                                                  98,800        4,638,660
------------------------------------------------------------------------------------
MULTILINE RETAIL -- 7.74%
J.C. Penney Company, Inc.                                 1,111,000       29,197,080
Sears, Roebuck & Company                                    747,400       33,999,226
                                                                     ---------------
                                                                          63,196,306
------------------------------------------------------------------------------------
OIL & GAS -- 5.09%
Ashland Inc.                                                 63,200        2,784,592
Sunoco, Inc.                                                311,944       15,955,936
Teekay Shipping Corporation                                 350,600       19,994,718
Valero Energy Corporation                                    60,900        2,822,106
                                                                     ---------------
                                                                          41,557,352
------------------------------------------------------------------------------------
REAL ESTATE -- 10.16%
AMB Property Corporation                                    257,300        8,460,024
American Financial Reality                                1,006,900       17,167,645
Friedman Billings Ramsey Group                              188,000        4,339,040
LNR Property Corporation                                    361,900       17,917,669
MI Developments (a)                                         903,900       25,236,888
ST Joe Company                                              146,900        5,477,901
Ventas, Inc.                                                197,200        4,338,400
                                                                     ---------------
                                                                          82,937,567
------------------------------------------------------------------------------------
ROAD & RAIL -- 1.53%
CSX Corporation                                             348,400       12,521,496
------------------------------------------------------------------------------------
SOFTWARE -- 3.52%
BMC Software Inc. (a)                                       236,600        4,412,590
Computer Associates International, Inc.                     783,400       21,418,156
Parametric Technical Corporation (a)                        735,000        2,895,900
                                                                     ---------------
                                                                          28,726,646

SPECIALTY RETAIL -- 2.30%
Foot Locker, Inc.                                           802,200  $    18,811,590
------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.52%
Jones Apparel Group                                         240,500        8,472,815
Reebok International Limited                                100,000        3,932,000
                                                                     ---------------
                                                                          12,404,815
------------------------------------------------------------------------------------
TOBACCO -- 0.53%
Loews Corporation -- Carolina Group                         171,100        4,318,564
------------------------------------------------------------------------------------
Total investments -- 96.98%
  (Cost -- $651,015,598)                                                 791,492,122
Time deposit* -- 3.94%                                                    28,008,077
Liabilities in excess of other assets -- (0.92)%                          (3,359,693)
                                                                     ---------------
Net Assets -- 100.00%                                                $   816,140,506
------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

  * -- TIME DEPOSIT BEARS INTEREST AT 0.35% AND MATURES ON 01/02/2004.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

                              SMALL CAP VALUE FUND

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 97.86%

AIRLINES -- 2.75%
Airtran Holdings Inc. (a)                                   526,100  $     6,260,590
Atlantic Coast Airlines (a)                                 759,000        7,514,100
                                                                     ---------------
                                                                          13,774,690
------------------------------------------------------------------------------------
CHEMICALS -- 4.93%
Agrium Inc.                                                 207,800        3,420,388
Celanese AG                                                 116,240        4,729,806
FMC Corporation (a)                                         222,300        7,587,099
IMC Global, Inc. (a)                                        630,800        6,263,844
Millennium Chemicals (a)                                    209,000        2,650,120
                                                                     ---------------
                                                                          24,651,257
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 12.09%
Bowne & Company, Inc.                                       597,200        8,098,032
Heidrick & Struggles International, Inc. (a)                444,400        9,687,920
Ikon Office Solutions Inc.                                  210,000        2,490,600
Kelly Services Inc.                                         370,200       10,565,508
Mac-Gray Corporation (a)                                     40,300          217,620
Spherion Corporation (a)                                  1,213,800       11,883,102
Valassis Communications, Inc. (a)                           597,600       17,539,560
                                                                     ---------------
                                                                          60,482,342
------------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.41%
Americredit Corporation (a)                                 128,300        2,043,819
------------------------------------------------------------------------------------
ELECTRIC UTILTIIES -- 3.47%
Alliant Energy Corporation                                  359,000        8,939,100
Northeast Utilities                                         416,700        8,404,839
                                                                     ---------------
                                                                          17,343,939
------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.82%
BJ's Wholesale Club (a)                                     398,300        9,144,968
Pathmark Stores Inc. (a)                                    652,600        4,959,760
                                                                     ---------------
                                                                          14,104,728
------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.49%
Del Monte Foods Company (a)                                 234,000        2,433,600
------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.42%
Bausch & Lomb, Inc.                                          40,900        2,122,710

HEALTH CARE PROVIDERS & SERVICES -- 4.45%
Lifepoint Hospitals (a)                                     386,600  $    11,385,370
US Oncology, Inc. (a)                                     1,010,255       10,870,344
                                                                     ---------------
                                                                          22,255,714
------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 9.92%
Isle of Capri Casinos, Inc. (a)                             190,600        4,092,182
Jack in the Box, Inc. (a)                                   715,100       15,274,536
La Quinta Properties Inc. (a)                             1,714,300       10,988,663
Magna Entertainment Corporation (a)                         491,600        2,492,412
Mandalay Resort Group                                       278,000       12,432,160
Papa Johns International (a)                                130,400        4,352,752
                                                                     ---------------
                                                                          49,632,705
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 11.17%
Beazer Homes USA, Inc.                                      207,100       20,225,386
Brookfield Homes Corporation                                350,400        9,029,808
Furniture Brands International, Inc.                        219,300        6,432,069
Toll Brothers, Inc. (a)                                     199,300        7,924,168
WCI Communities Inc. (a)                                    598,200       12,328,902
                                                                     ---------------
                                                                          55,940,333
------------------------------------------------------------------------------------
INSURANCE -- 5.75%
Allmerica Financial Corporation                             739,200       22,745,184
United National Group (a)                                   338,700        5,984,829
                                                                     ---------------
                                                                          28,730,013
------------------------------------------------------------------------------------
IT SERVICES -- 2.07%
Bearingpoint Inc. (a)                                     1,027,300       10,365,457
------------------------------------------------------------------------------------
MACHINERY -- 0.47%
Joy Global, Inc.                                             89,800        2,348,270
------------------------------------------------------------------------------------
MARINE -- 1.12%
Alexander & Baldwin Inc.                                    166,100        5,595,909
------------------------------------------------------------------------------------
MEDIA -- 1.00%
R.H. Donnelley Corporation (a)                              125,000        4,980,000
------------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.04%
Sierra Pacific Resources (a)                                710,600        5,215,804

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
OIL & GAS -- 3.97%
Ashland Inc.                                                 58,400  $     2,573,104
Overseas Shipholding Group                                  166,600        5,672,730
Stellmar Shipping Limited                                   327,700        7,163,522
Teekay Shipping Corporation                                  78,800        4,493,964
                                                                     ---------------
                                                                          19,903,320
------------------------------------------------------------------------------------
REAL ESTATE -- 15.95%
AMB Property Corporation                                     71,700        2,357,496
American Financial Realty                                    92,800        1,582,240
American Financial Realty Trust 144A (r)                    488,000        8,320,400
Arden Realty Group, Inc.                                    137,800        4,180,852
Fieldstone Investment 144A (a) (r)                          542,400        9,085,200
First Industrial Realty Trust                                42,900        1,447,875
Friedman Billings Ramsey Group                              273,520        6,312,842
LNR Property Corporation                                    383,500       18,987,085
MI Developments Inc. (a)                                    859,500       23,997,240
ST Joe Company                                               78,900        2,942,181
Winston Hotels, Inc.                                         61,000          622,200
                                                                     ---------------
                                                                          79,835,611
------------------------------------------------------------------------------------
ROAD & RAIL -- 0.93%
USF Corporation                                             136,400        4,663,516
------------------------------------------------------------------------------------
SOFTWARE -- 1.90%
Activision Inc. (a)                                           4,200           76,440
Compuware Corporation (a)                                   527,500        3,186,100
Parametric Technology Corporation (a)                     1,589,043        6,260,829
                                                                     ---------------
                                                                           9,523,369
------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.83%
Foot Locker, Inc.                                           368,900        8,650,705
Genesco, Inc. (a)                                           462,600        6,999,138
Stage Stores, Inc. (a)                                      126,000        3,515,400
                                                                     ---------------
                                                                          19,165,243
------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.31%
Warnaco Group Inc. (a)                                    1,352,400       21,570,780

THRIFTS & MORTGAGE FINANCE -- 1.52%
Berkshire Hills Bancorp Inc.                                 53,168  $     1,924,682
Klamath First Bancorp Inc.                                  135,300        3,590,862
Timberland Bancorp                                           92,800        2,105,631
                                                                     ---------------
                                                                           7,621,175
------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.08%
Metrocall Holdings Inc. (a)                               74,000.00        5,402,000
------------------------------------------------------------------------------------
Total investments -- 97.86%
  (Cost -- $371,018,060)                                                 489,706,304
Time deposit* -- 3.03%                                                    15,142,286
Liabilites in excess of other assets -- (0.89)%                           (4,460,605)
                                                                     ---------------
Net Assets -- 100.00%                                                $   500,387,985
------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.

  * -- TIME DEPOSIT BEARS INTEREST AT 0.35% AND MATURES ON 01/02/2004.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

                               ALL CAP VALUE FUND

                                                        SHARES
                                                         HELD             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 91.65%

CHEMICALS -- 0.09%
FMC Corporation (a)                                           1,300  $        44,369
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.45%
Cendant Corporation (a)                                       7,300          162,571
Waste Management Inc.                                        18,900          559,440
                                                                     ---------------
                                                                             722,011
------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.08%
Gateway, Inc. (a)                                             8,800           40,480
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.59%
CIT Group Inc.                                               13,600          488,920
Principal Financial Group                                    24,200          800,294
                                                                     ---------------
                                                                           1,289,214
------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.84%
Tenet Healthcare (a)                                        150,000        2,407,500
------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.23%
Mandalay Resort Group                                        10,800          482,976
Yum! Brands Inc. (a)                                          3,700          127,280
                                                                     ---------------
                                                                             610,256
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 7.14%
Toll Brothers, Inc. (a)                                      14,600          580,496
WCI Communities Inc. (a)                                    143,900        2,965,779
                                                                     ---------------
                                                                           3,546,275
------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.57%
Tyco International Limited                                   10,600          280,900
------------------------------------------------------------------------------------
INSURANCE -- 25.08%
Allmerica Financial Corporation                             228,700        7,037,099
Metlife Inc.                                                 58,400        1,966,328
Prudential Financial                                         46,700        1,950,659
St Paul Companies Inc.                                       38,200        1,514,630
                                                                     ---------------
                                                                          12,468,716
------------------------------------------------------------------------------------
IT SERVICES -- 6.78%
Electronic Data Systems                                     137,400        3,371,796
------------------------------------------------------------------------------------
MACHINERY -- 0.79%
Miller Industries Inc. (a)                                   52,100          391,271

METALS & MINING -- 0.10%
Alcoa Inc.                                                    1,300  $        49,400
------------------------------------------------------------------------------------
MULTILINE RETAIL -- 17.70%
JC Penney Company, Inc.                                      52,000        1,366,560
Sears Roebuck & Company                                     163,400        7,433,066
                                                                     ---------------
                                                                           8,799,626
------------------------------------------------------------------------------------
REAL ESTATE -- 12.04%
American Financial Realty                                    77,600        1,323,080
American Financial Realty Trust 144A (r)                      2,000           34,100
Fieldstone Investment 144A (a) (r)                          168,900        2,829,075
MI Developments (a)                                          64,400        1,798,048
                                                                     ---------------
                                                                           5,984,303
------------------------------------------------------------------------------------
SOFTWARE -- 4.82%
Computer Associates International                            87,700        2,397,718
------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.60%
Warnaco Group Inc.                                          143,400        2,287,230
------------------------------------------------------------------------------------
TOBACCO -- 1.75%
Altria Group Inc.                                            16,000          870,720
------------------------------------------------------------------------------------
Total investments -- 91.65%
  (Cost -- $41,291,466)                                                   45,561,785
Time deposit* -- 7.52%                                                     3,739,947
Other assets less liabilites -- 0.83%                                        414,970
                                                                     ---------------
Net Assets -- 100.00%                                                $    49,716,702
------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.

  * -- TIME DEPOSIT BEARS INTEREST AT 0.35% AND MATURES ON 01/02/2004.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003
(UNAUDITED)

                                                         LARGE CAP VALUE      MID-CAP VALUE     SMALL CAP VALUE     ALL CAP VALUE
                                                               FUND                FUND               FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*                                $      219,330,036  $    791,492,122  $      489,706,304  $     45,561,785
  Time Deposit                                                  13,985,892        28,008,077          15,142,286         3,739,947
  Dividends and interest receivable                                362,462         1,025,312             419,959            62,603
  Receivable for investments sold                                1,463,271         1,351,418           1,623,709           577,493
  Receivable for Fund shares sold                                1,581,351        11,860,801             346,291         2,031,209
  Other assets                                                          --                --                  --             7,610
                                                        ------------------  ----------------  ------------------  ----------------
        Total assets                                    $      236,723,012  $    833,737,730  $      507,238,549  $     51,980,647
                                                        ------------------  ----------------  ------------------  ----------------
LIABILITIES:
  Payable for investments purchased                     $        5,214,354  $     16,381,137  $        5,883,603  $      2,210,789
  Payable for Fund shares repurchased                              604,579         1,009,061             717,849            53,156
  Accrued expenses and other liabilities                            67,989           207,026             249,112                --
                                                        ------------------  ----------------  ------------------  ----------------
        Total liabilities                                        5,886,922        17,597,224           6,850,564         2,263,945
                                                        ------------------  ----------------  ------------------  ----------------
        Net Assets                                      $      230,836,090  $    816,140,506  $      500,387,985  $     49,716,702
                                                        ==================  ================  ==================  ================
NET ASSETS CONSIST OF:
  Paid in capital                                       $      190,873,467  $    674,226,489  $      365,293,959  $     45,424,492
  Undistributed investment income
    (accumulated investment loss) -- net                            38,469           115,435            (515,801)            1,767
  Undistributed net realized gains on securities                   272,671         1,322,059          16,921,583            20,124
  Net unrealized appreciation of securities                     39,651,483       140,476,523         118,688,244         4,270,319
                                                        ------------------  ----------------  ------------------  ----------------
        Net assets                                      $      230,836,090  $    816,140,506  $      500,387,985  $     49,716,702
                                                        ==================  ================  ==================  ================
CALCULATION OF NET ASSET VALUE PER SHARE -- CLASS A
  Net Assets                                            $      119,988,777  $    261,520,071  $      212,147,542  $     21,382,974
  Shares Outstanding (unlimited shares $0.001
    par value authorized)                                        6,384,794        11,641,848           4,637,566         1,261,965
  Net asset value per share                             $            18.79  $          22.46  $            45.75  $          16.94
                                                        ==================  ================  ==================  ================
PUBLIC OFFERING PRICE PER SHARE -- CLASS A
  ($18.79 divided by .9475, $22.46 divided
    by .9475, $45.75 divided by .9475, $16.94
    divided by .9475)                                   $            19.83  $          23.71  $            48.28  $          17.88
                                                        ==================  ================  ==================  ================
CALCULATION OF NET ASSET VALUE PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE -- CLASS B
  Net Assets                                            $        3,496,366  $     28,099,226  $        9,694,709
  Shares Outstanding (unlimited shares $0.001
    par value authorized)                                          187,252         1,270,528             217,301
  Net asset value per share                             $            18.67  $          22.12  $            44.61
                                                        ==================  ================  ==================
CALCULATION OF NET ASSET VALUE PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE -- CLASS C
  Net Assets                                            $       20,921,178  $     85,869,614  $       22,444,997  $      9,264,986
  Shares Outstanding (unlimited shares $0.001
    par value authorized)                                        1,120,652         3,878,877             502,605           551,413
  Net asset value per share                             $            18.67  $          22.14  $            44.66  $          16.80
                                                        ==================  ================  ==================  ================
CALCULATION OF NET ASSET VALUE PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE -- CLASS R
  Net Assets                                            $               58  $        212,573
  Shares Outstanding (unlimited shares $0.001
    par value authorized)                                                3             9,371
  Net asset value per share                             $            19.00  $          22.68
                                                        ==================  ================
CALCULATION OF NET ASSET VALUE PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE -- CLASS I
  Net Assets                                            $       86,429,711  $    440,439,022  $      256,100,737  $     19,068,742
  Shares Outstanding (unlimited shares $0.001
    par value authorized)                                        4,594,976        19,558,132           5,638,783         1,131,267
  Net asset value per share                             $            18.81  $          22.52  $            45.42  $          16.86
                                                        ==================  ================  ==================  ================
*Cost of Investments                                    $      179,678,553  $    651,015,598  $      371,018,060  $     41,291,466
                                                        ==================  ================  ==================  ================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
(UNAUDITED)

                                                         LARGE CAP VALUE      MID-CAP VALUE     SMALL CAP VALUE     ALL CAP VALUE
                                                               FUND                FUND               FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income
    Dividends*                                          $        1,383,113  $      4,329,088  $        2,009,516  $        132,448
    Interest                                                        19,084            54,241              36,506             2,041
    Other                                                               --               148                  39                --
                                                        ------------------  ----------------  ------------------  ----------------
       Total Income                                              1,402,197         4,383,477           2,046,061           134,489
                                                        ------------------  ----------------  ------------------  ----------------
EXPENSES:
  Advisory fees                                                    514,912         1,794,446           1,485,527            59,396
  Professional fees and expenses                                    14,281            25,558              26,956             6,497
  Custodian fees and expenses                                        6,637            19,467              13,773             3,676
  Transfer agent fees and expenses                                  95,572           327,913             392,598            17,147
  Accounting fees and expenses                                      35,514            65,505              53,926            20,710
  Administration fees                                               60,860           212,022             176,231             6,934
  Trustees' fees and expenses                                        3,829            11,891               9,946               428
  Reports to shareholders                                            6,402            19,041              20,886               399
  Registration fees                                                 21,941            28,675              23,359            16,316
  Distribution and service fees -- Class A                          81,215           172,497             220,388             7,354
  Distribution and service fees -- Class B                           8,633            97,184              37,311                --
  Distribution and service fees -- Class C                          41,471           196,563              86,206            12,427
  Distribution and service fees -- Class R                              --               104                  --                --
  Other expenses                                                     5,208            15,537              14,753               629
                                                        ------------------  ----------------  ------------------  ----------------
       Total expenses                                              896,475         2,986,403           2,561,860           151,913
  Less, expense waiver                                             (45,581)               --                  --           (33,403)
                                                        ------------------  ----------------  ------------------  ----------------
       Net expenses                                                850,894         2,986,403           2,561,860           118,510
                                                        ------------------  ----------------  ------------------  ----------------
  Net investment income (loss)                                     551,303         1,397,074            (515,799)           15,979
                                                        ------------------  ----------------  ------------------  ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gains on securities                             1,981,715        12,270,629          26,777,118            37,765
    Net change in unrealized
      appreciation/depreciation of securities                   28,870,764       115,793,054          86,639,727         3,991,814
                                                        ------------------  ----------------  ------------------  ----------------
       Net gains on investments                                 30,852,479       128,063,683         113,416,845         4,029,579
                                                        ------------------  ----------------  ------------------  ----------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $       31,403,782  $    129,460,757  $      112,901,046  $      4,045,558
                                                        ==================  ================  ==================  ================

*Net of Foreign Taxes Withheld                          $               --  $          9,158  $               --  $             --
                                                        ==================  ================  ==================  ================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 LARGE CAP VALUE FUND
                                                                         ---------------------------------
                                                                         SIX MONTHS ENDED
                                                                         DECEMBER 31, 2003    YEAR ENDED
                                                                            (UNAUDITED)      JUNE 30, 2003
----------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                                         $         551,303   $     648,527
    Net realized gains (losses) on securities                                    1,981,715          62,972
    Net change in unrealized appreciation/depreciation of securities            28,870,764       4,583,327
                                                                         -----------------   -------------
          Net increase in net assets resulting from operations                  31,403,782       5,294,826
                                                                         -----------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS :
    Investment income -- net:
       Class I                                                                    (433,595)       (402,376)
       Class A                                                                    (381,639)       (104,103)
       Class B                                                                      (2,935)         (1,610)
       Class C                                                                     (26,203)         (5,830)
       Class R                                                                          --              --
    Realized gain on investments -- net:
       Class I                                                                    (326,451)     (2,763,994)
       Class A                                                                    (424,491)       (593,175)
       Class B                                                                     (12,781)        (16,162)
       Class C                                                                     (73,612)        (82,303)
       Class R                                                                          --              --
                                                                         -----------------   -------------
          Net decrease in net assets resulting from dividends and
            distributions to shareholders                                       (1,681,707)     (3,969,553)
                                                                         -----------------   -------------

CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets derived from capital share transactions         125,379,085      27,364,247
                                                                         -----------------   -------------

NET ASSETS:
    Total increase in net assets                                               155,101,160      28,689,520
    Beginning of period                                                         75,734,930      47,045,410
                                                                         -----------------   -------------
    End of period*                                                       $     230,836,090   $  75,734,930
                                                                         =================   =============
* Undistributed investment income (accumulated investment loss) -- net   $          38,469   $     331,538
                                                                         =================   =============

^ Commencement of operations.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                                                MID-CAP VALUE FUND
                                                                         ---------------------------------
                                                                         SIX MONTHS ENDED
                                                                         DECEMBER 31, 2003    YEAR ENDED
                                                                            (UNAUDITED)      JUNE 30, 2003
----------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                                         $       1,397,074   $     971,058
    Net realized gains (losses) on securities                                   12,270,629        (290,749)
    Net change in unrealized appreciation/depreciation of securities           115,793,054      22,562,435
                                                                         -----------------   -------------
          Net increase in net assets resulting from operations                 129,460,757      23,242,744
                                                                         -----------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS :
    Investment income -- net:
       Class I                                                                  (1,368,966)       (282,763)
       Class A                                                                    (586,975)        (61,148)
       Class B                                                                          --              --
       Class C                                                                     (16,323)             --
       Class R                                                                        (390)             --
    Realized gain on investments -- net:
       Class I                                                                  (5,828,933)     (1,750,822)
       Class A                                                                  (3,336,453)       (595,947)
       Class B                                                                    (395,838)       (224,549)
       Class C                                                                  (1,107,621)       (207,278)
       Class R                                                                      (1,658)             --
                                                                         -----------------   -------------
          Net decrease in net assets resulting from dividends and
            distributions to shareholders                                      (12,643,157)     (3,122,507)
                                                                         -----------------   -------------

CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets derived from capital share transactions         447,988,002     128,236,404
                                                                         -----------------   -------------

NET ASSETS:
    Total increase in net assets                                               564,805,602     148,356,641
    Beginning of period                                                        251,334,904     102,978,263
                                                                         -----------------   -------------
    End of period*                                                       $     816,140,506   $ 251,334,904
                                                                         =================   =============
* Undistributed investment income (accumulated investment loss) -- net   $         115,435   $     691,015
                                                                         =================   =============

                                                                                SMALL CAP VALUE FUND
                                                                         ---------------------------------
                                                                         SIX MONTHS ENDED
                                                                         DECEMBER 31, 2003    YEAR ENDED
                                                                            (UNAUDITED)      JUNE 30, 2003
----------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                                         $        (515,799)  $     351,737
    Net realized gains (losses) on securities                                   26,777,118       3,442,200
    Net change in unrealized appreciation/depreciation of securities            86,639,727      25,466,956
                                                                         -----------------   -------------
          Net increase in net assets resulting from operations                 112,901,046      29,260,893
                                                                         -----------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS :
    Investment income -- net:
       Class I                                                                    (113,240)       (166,924)
       Class A                                                                          --         (76,338)
       Class B                                                                          --          (1,797)
       Class C                                                                          --          (2,813)
       Class R                                                                          --              --
    Realized gain on investments -- net:
       Class I                                                                  (4,556,092)             --
       Class A                                                                  (3,814,481)             --
       Class B                                                                    (174,267)             --
       Class C                                                                    (409,097)             --
       Class R                                                                          --              --
                                                                         -----------------   -------------
          Net decrease in net assets resulting from dividends and
            distributions to shareholders                                       (9,067,177)       (247,872)
                                                                         -----------------   -------------

CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets derived from capital share transactions         135,300,872     116,899,975
                                                                         -----------------   -------------

NET ASSETS:
    Total increase in net assets                                               239,134,741     145,912,996
    Beginning of period                                                        261,253,244     115,340,248
                                                                         -----------------   -------------
    End of period*                                                       $     500,387,985   $ 261,253,244
                                                                         =================   =============
* Undistributed investment income (accumulated investment loss) -- net   $        (515,801)  $     113,238
                                                                         =================   =============

                                                                                     ALL CAP VALUE FUND
                                                                         -----------------------------------------
                                                                         SIX MONTHS ENDED            PERIOD
                                                                         DECEMBER 31, 2003     DECEMBER 31, 2002^
                                                                            (UNAUDITED)      THROUGH JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income (loss)                                         $          15,979   $               3,113
    Net realized gains (losses) on securities                                       37,765                  15,113
    Net change in unrealized appreciation/depreciation of securities             3,991,814                 278,505
                                                                         -----------------   ---------------------
          Net increase in net assets resulting from operations                   4,045,558                 296,731
                                                                         -----------------   ---------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS :
    Investment income -- net:
       Class I                                                                     (11,531)                     --
       Class A                                                                      (5,272)                     --
       Class B                                                                          --                      --
       Class C                                                                        (522)                     --
       Class R                                                                          --                      --
    Realized gain on investments -- net:
       Class I                                                                     (14,502)                     --
       Class A                                                                     (12,762)                     --
       Class B                                                                          --                      --
       Class C                                                                      (5,490)                     --
       Class R                                                                          --                      --
                                                                         -----------------   ---------------------
          Net decrease in net assets resulting from dividends and
            distributions to shareholders                                          (50,079)                     --
                                                                         -----------------   ---------------------

CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets derived from capital share transactions          42,161,456               3,263,036
                                                                         -----------------   ---------------------

NET ASSETS:
    Total increase in net assets                                                46,156,935               3,559,767
    Beginning of period                                                          3,559,767                      --
                                                                         -----------------   ---------------------
    End of period*                                                       $      49,716,702   $           3,559,767
                                                                         =================   =====================
* Undistributed investment income (accumulated investment loss) -- net   $           1,767   $               3,113
                                                                         =================   =====================

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                            INCOME FROM INVESTMENT OPERATIONS
                                                         ----------------------------------------
                                                                        NET GAINS
                                                                       (LOSSES) ON
                                             NET ASSET                  SECURITIES
                                               VALUE,       NET           (BOTH        TOTAL FROM
                                             BEGINNING   INVESTMENT    REALIZED AND    INVESTMENT
LARGE CAP VALUE FUND                         OF PERIOD     INCOME       UNREALIZED)    OPERATIONS
-------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $   15.26   $     0.06    $       3.68    $     3.74
  Year ended 6/30/2003                           15.99         0.17            0.36          0.53
  Year ended 6/30/2002                           16.82         0.22           (0.32)        (0.10)
  Year ended 6/30/2001                           13.02         0.31            3.80          4.11
  Year ended 6/30/2000                           19.96         0.39           (4.14)        (3.75)

CLASS A
  Six months ended 12/31/2003*                   15.25         0.06            3.65          3.71
  Year ended 6/30/2003                           15.98         0.16            0.35          0.51
  Period from 10/26/2001(1) to 6/30/2002         15.57         0.13            0.87          1.00

CLASS B
  Six months ended 12/31/2003*                   15.14         0.01            3.61          3.62
  Year ended 6/30/2003                           15.93         0.04            0.36          0.40
  Period from 2/4/2002(1) to 6/30/2002           15.60         0.02            0.31          0.33

CLASS C
  Six months ended 12/31/2003*                   15.15        (0.12)           3.75          3.63
  Year ended 6/30/2003                           15.92        (0.16)           0.56          0.40
  Period from 2/4/2002(1) to 6/30/2002           15.60         0.03            0.29          0.32

CLASS R
  Period from 8/28/2003(1) to 12/31/2003*        16.26         0.09            2.98          3.07

                                                     DIVIDENDS AND DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS     DISTRIBUTIONS                                               NET ASSETS,
                                             (FROM NET         (FROM                         NET ASSET                   END OF
                                             INVESTMENT       CAPITAL           TOTAL        VALUE, END     TOTAL      PERIOD (IN
LARGE CAP VALUE FUND                          INCOME)          GAINS)       DISTRIBUTIONS    OF PERIOD    RETURN(2)    THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 12/31/2003*                      (0.12)   $       (0.07)   $       (0.19)   $    18.81       24.71%   $    86,430
  Year ended 6/30/2003                            (0.16)           (1.10)           (1.26)        15.26        4.95         44,077
  Year ended 6/30/2002                            (0.15)           (0.58)           (0.73)        15.99       (0.38)        39,215
  Year ended 6/30/2001                            (0.31)              --            (0.31)        16.82       31.90         47,271
  Year ended 6/30/2000                            (0.39)           (2.80)           (3.19)        13.02      (19.82)        79,313

CLASS A
  Six months ended 12/31/2003*                    (0.10)           (0.07)           (0.17)        18.79       24.50        119,989
  Year ended 6/30/2003                            (0.14)           (1.10)           (1.24)        15.25        4.79         28,704
  Period from 10/26/2001(1) to 6/30/2002          (0.09)           (0.50)           (0.59)        15.98        6.51          6,546

CLASS B
  Six months ended 12/31/2003*                    (0.02)           (0.07)           (0.09)        18.67       24.01          3,496
  Year ended 6/30/2003                            (0.09)           (1.10)           (1.19)        15.14        4.05            546
  Period from 2/4/2002(1) to 6/30/2002               --               --               --         15.93        2.12            193

CLASS C
  Six months ended 12/31/2003*                    (0.04)           (0.07)           (0.11)        18.67       24.05         20,921
  Year ended 6/30/2003                            (0.07)           (1.10)           (1.17)        15.15        4.05          2,408
  Period from 2/4/2002(1) to 6/30/2002               --               --               --         15.92        2.05          1,092

CLASS R
  Period from 8/28/2003(1) to 12/31/2003*            --               --               --         19.33       16.85             --

                                                     RATIOS TO AVERAGE NET ASSETS
                                             ---------------------------------------------
                                               EXPENSES,                        INVESTMENT
                                                NET OF                           INCOME --
LARGE CAP VALUE FUND                         REIMBURSEMENT       EXPENSES          NET
------------------------------------------------------------------------------------------
CLASS I
Six months ended 12/31/2003*                          1.04%(3)       1.11%(3)         0.99%(3)
  Year ended 6/30/2003                                1.05           1.34             1.32
  Year ended 6/30/2002                                1.00           1.50             1.30
  Year ended 6/30/2001                                0.95           1.20             1.96
  Year ended 6/30/2000                                0.95           1.02             2.37

CLASS A
  Six months ended 12/31/2003*                        1.29(3)        1.36(3)          0.74(3)
  Year ended 6/30/2003                                1.30           1.59             1.07
  Period from 10/26/2001(1) to 6/30/2002              1.25(3)        1.75(3)          1.05(3)

CLASS B
  Six months ended 12/31/2003*                        2.04(3)        2.10(3)          0.00(3)
  Year ended 6/30/2003                                2.05           2.34             0.32
  Period from 2/4/2002(1) to 6/30/2002                2.00(3)        2.50(3)          0.30(3)

CLASS C
  Six months ended 12/31/2003*                        2.04(3)        2.10(3)          0.00(3)
  Year ended 6/30/2003                                2.05           2.34             0.32
  Period from 2/4/2002(1) to 6/30/2002                2.00(3)        2.50(3)          0.30(3)

CLASS R
  Period from 8/28/2003(1) to 12/31/2003*             1.04(3)        1.11(3)          0.99(3)

                                                                       YEAR ENDED JUNE 30,
                                             SIX MONTHS ENDED     ----------------------------
                                             DECEMBER 31, 2003    2003    2002    2001    2000
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           7%                35%     96%     26%     41%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEES AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

  *  UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                            INCOME FROM INVESTMENT OPERATIONS
                                                         ----------------------------------------
                                                                        NET GAINS
                                                                       (LOSSES) ON
                                             NET ASSET                  SECURITIES
                                               VALUE,       NET           (BOTH        TOTAL FROM
                                             BEGINNING   INVESTMENT    REALIZED AND    INVESTMENT
MID-CAP VALUE FUND                           OF PERIOD     INCOME      UNREALIZED)     OPERATIONS
-------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $   17.64   $     0.03    $       5.01    $     5.04
  Year ended 6/30/2003                           17.01         0.09            0.93          1.02
  Year ended 6/30/2002                           17.14         0.11            0.68          0.79
  Year ended 6/30/2001                           12.75         0.18            4.84          5.02
  Year ended 6/30/2000                           12.03         0.18            0.97          1.15

CLASS A
  Six months ended 12/31/2003*                   17.61         0.01            4.98          4.99
  Year ended 6/30/2003                           16.99         0.05            0.94          0.99
  Year ended 6/30/2002                           17.12         0.11            0.66          0.77
  Period from 1/2/2001(1) to 6/30/2001           15.02         0.04            2.06          2.10

CLASS B
  Six months ended 12/31/2003*                   17.36        (0.01)           4.85          4.84
  Year ended 6/30/2003                           16.85        (0.02)           0.87          0.85
  Year ended 6/30/2002                           17.06           --            0.63          0.63
  Period from 1/2/2001(1) to 6/30/2001           15.02         0.01            2.03          2.04

CLASS C
  Six months ended 12/31/2003*                   17.38         0.01            4.83          4.84
  Year ended 6/30/2003                           16.87        (0.01)           0.86          0.85
  Year ended 6/30/2002                           17.07         0.02            0.62          0.64
  Period from 1/2/2001(1) to 6/30/2001           15.02           --(4)         2.05          2.05

CLASS R
  Period 8/28/2003(1) through 12/31/2003*        19.33         0.05            3.46          3.51

                                                     DIVIDENDS AND DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS     DISTRIBUTIONS                                               NET ASSETS,
                                             (FROM NET         (FROM                         NET ASSET                   END OF
                                             INVESTMENT       CAPITAL           TOTAL        VALUE, END     TOTAL      PERIOD (IN
MID-CAP VALUE FUND                            INCOME)          GAINS)       DISTRIBUTIONS    OF PERIOD    RETURN(2)    THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $    (0.08)   $       (0.08)   $       (0.16)   $    22.52       30.06%   $   440,439
  Year ended 6/30/2003                            (0.05)           (0.34)           (0.39)        17.64        6.46        162,404
  Year ended 6/30/2002                            (0.15)           (0.77)           (0.92)        17.01        4.77         63,741
  Year ended 6/30/2001                            (0.27)           (0.36)           (0.63)        17.14       40.36         30,198
  Year ended 6/30/2000                            (0.14)           (0.29)           (0.43)        12.75       10.41         10,260

CLASS A
  Six months ended 12/31/2003*                    (0.06)           (0.08)           (0.14)        22.46       29.82        261,520
  Year ended 6/30/2003                            (0.03)           (0.34)           (0.37)        17.61        6.26         60,159
  Year ended 6/30/2002                            (0.13)           (0.77)           (0.90)        16.99        4.64         18,790
  Period from 1/2/2001(1) to 6/30/2001               --               --               --         17.12       13.98            844

CLASS B
  Six months ended 12/31/2003*                       --            (0.08)           (0.08)        22.12       29.39         28,099
  Year ended 6/30/2003                               --            (0.34)           (0.34)        17.36        5.41         13,562
  Year ended 6/30/2002                            (0.07)           (0.77)           (0.84)        16.85        3.82         11,363
  Period from 1/2/2001(1) to 6/30/2001               --               --               --         17.06       13.58          3,925

CLASS C
  Six months ended 12/31/2003*                       --            (0.08)           (0.08)        22.14       29.38         85,870
  Year ended 6/30/2003                               --            (0.34)           (0.34)        17.38        5.40         15,209
  Year ended 6/30/2002                            (0.07)           (0.77)           (0.84)        16.87        3.85          9,084
  Period from 1/2/2001(1) to 6/30/2001               --               --               --         17.07       13.65          2,400

CLASS R
  Period 8/28/2003(1) through 12/31/2003*         (0.08)           (0.08)           (0.16)        22.68       19.51            213

                                                     RATIOS TO AVERAGE NET ASSETS
                                             ---------------------------------------------
                                               EXPENSES,                        INVESTMENT
                                                NET OF                           INCOME --
MID-CAP VALUE FUND                           REIMBURSEMENT       EXPENSES          NET
------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*                        1.05%(3)       1.05%(3)         0.78%(3)
  Year ended 6/30/2003                                1.15           1.22             0.88
  Year ended 6/30/2002                                1.15           1.40             0.94
  Year ended 6/30/2001                                1.15           1.57             1.91
  Year ended 6/30/2000                                1.15           1.92             2.12

CLASS A
  Six months ended 12/31/2003*                        1.30(3)        1.30(3)          0.53(3)
  Year ended 6/30/2003                                1.40           1.47             0.63
  Year ended 6/30/2002                                1.40           1.65             0.69
  Period from 1/2/2001(1) to 6/30/2001                1.40(3)        2.22(3)          1.02(3)

CLASS B
  Six months ended 12/31/2003*                        2.05(3)        2.05(3)         (0.22)(3)
  Year ended 6/30/2003                                2.15           2.22            (0.12)
  Year ended 6/30/2002                                2.15           2.40            (0.07)
  Period from 1/2/2001(1) to 6/30/2001                2.15(3)        2.96(3)          0.23(3)

CLASS C
  Six months ended 12/31/2003*                        2.04(3)        2.04(3)         (0.22)(3)
  Year ended 6/30/2003                                2.15           2.22            (0.12)
  Year ended 6/30/2002                                2.15           2.40            (0.07)
  Period from 1/2/2001(1) to 6/30/2001                2.14(3)        2.96(3)          0.18(3)

CLASS R
  Period 8/28/2003(1) through 12/31/2003*             1.37(3)        1.37(3)          0.45(3)

                                                                       YEAR ENDED JUNE 30,
                                             SIX MONTHS ENDED     ----------------------------
                                             DECEMBER 31, 2003    2003    2002    2001    2000
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             20%             56%     82%    138%    179%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2003, THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEES AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

(4)  AMOUNT IS LESS THAN $0.01 PER SHARE.

  *  UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                            INCOME FROM INVESTMENT OPERATIONS
                                                         ----------------------------------------
                                                                        NET GAINS
                                                                       (LOSSES) ON
                                             NET ASSET                  SECURITIES
                                               VALUE,        NET           (BOTH        TOTAL FROM
                                             BEGINNING   INVESTMENT    REALIZED AND    INVESTMENT
SMALL CAP VALUE FUND                         OF PERIOD     INCOME      UNREALIZED)     OPERATIONS
-------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $   34.55   $    (0.03)   $      11.75    $    11.72
  Year ended 6/30/2003                           31.83         0.08            2.69          2.77
  Year ended 6/30/2002                           26.63         0.07            5.33          5.40
  Year ended 6/30/2001                           17.11         0.25            9.28          9.53
  Year ended 6/30/2000                           21.02         0.02           (3.93)        (3.91)

CLASS A
  Six months ended 12/31/2003*                   34.81        (0.06)          11.83         11.77
  Year ended 6/30/2003                           32.12        (0.11)           2.85          2.74
  Year ended 6/30/2002                           26.86         0.20            5.26          5.46
  Period from 10/6/2000(1) to 6/30/2001          19.64         0.16            7.07          7.23

CLASS B
  Six months ended 12/31/2003*                   34.10        (0.14)          11.48         11.34
  Year ended 6/30/2003                           31.71        (0.13)           2.55          2.42
  Period from 2/4/2002(1) to 6/30/2002           28.84        (0.03)           2.90          2.87

CLASS C
  Six months ended 12/31/2003*                   34.13        (0.11)          11.47         11.36
  Year ended 6/30/2003                           31.71        (0.14)           2.58          2.44
  Period from 2/4/2002(1) to 6/30/2002           28.84        (0.04)           2.91          2.87

                                                     DIVIDENDS AND DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS     DISTRIBUTIONS                                               NET ASSETS,
                                             (FROM NET         (FROM                         NET ASSET                   END OF
                                             INVESTMENT       CAPITAL           TOTAL        VALUE, END     TOTAL      PERIOD (IN
SMALL CAP VALUE FUND                          INCOME)          GAINS)       DISTRIBUTIONS    OF PERIOD    RETURN(2)    THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $    (0.02)   $       (0.83)   $       (0.85)   $    45.42       33.96%   $   256,101
  Year ended 6/30/2003                            (0.05)              --            (0.05)        34.55        8.72        136,680
  Year ended 6/30/2002                            (0.20)              --            (0.20)        31.83       20.45         97,458
  Year ended 6/30/2001                            (0.01)              --            (0.01)        26.63       55.69         48,773
  Year ended 6/30/2000                               --               --               --         17.11      (18.60)        32,233

CLASS A
  Six months ended 12/31/2003*                       --            (0.83)           (0.83)        45.75       33.78        212,148
  Year ended 6/30/2003                            (0.05)              --            (0.05)        34.81        8.57        111,208
  Year ended 6/30/2002                            (0.20)              --            (0.20)        32.12       20.47         13,660
  Period from 10/6/2000(1) to 6/30/2001           (0.01)              --            (0.01)        26.86       38.28             26

CLASS B
  Six months ended 12/31/2003*                       --            (0.83)           (0.83)        44.61       33.29          9,695
  Year ended 6/30/2003                            (0.03)              --            (0.03)        34.10        7.63          4,689
  Period from 2/4/2002(1) to 6/30/2002               --               --               --         31.71        9.99            738

CLASS C
  Six months ended 12/31/2003*                       --            (0.83)           (0.83)        44.66       33.32         22,445
  Year ended 6/30/2003                            (0.02)              --            (0.02)        34.13        7.66          8,676
  Period from 2/4/2002(1) to 6/30/2002               --               --               --         31.71        9.99          3,484

                                                     RATIOS TO AVERAGE NET ASSETS
                                             ---------------------------------------------
                                               EXPENSES,                        INVESTMENT
                                                NET OF                           INCOME --
SMALL CAP VALUE FUND                         REIMBURSEMENT       EXPENSES          NET
------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*                        1.12(3)        1.12(3)         (0.09)(3)
  Year ended 6/30/2003                                1.22           1.25             0.36
  Year ended 6/30/2002                                1.24           1.32             0.49
  Year ended 6/30/2001                                1.24           1.32             1.16
  Year ended 6/30/2000                                1.32           1.32             0.11

CLASS A
  Six months ended 12/31/2003*                        1.37(3)        1.37(3)         (0.34)(3)
  Year ended 6/30/2003                                1.47           1.50             0.11
  Year ended 6/30/2002                                1.49           1.57             0.24
  Period from 10/6/2000(1) to 6/30/2001               1.50(3)        1.62(3)          1.42(3)

CLASS B
  Six months ended 12/31/2003*                        2.12(3)        2.12(3)         (1.08)(3)
  Year ended 6/30/2003                                2.22           2.25            (0.64)
  Period from 2/4/2002(1) to 6/30/2002                2.24(3)        2.32(3)         (0.51)(3)

CLASS C
  Six months ended 12/31/2003*                        2.12(3)        2.12(3)         (1.08)(3)
  Year ended 6/30/2003                                2.22           2.25            (0.64)
  Period from 2/4/2002(1) to 6/30/2002                2.24(3)        2.32(3)         (0.51)(3)

                                                                       YEAR ENDED JUNE 30,
                                             SIX MONTHS ENDED     ----------------------------
                                             DECEMBER 31, 2003    2003    2002    2001    2000
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             36%             54%     75%    197%     97%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2003, THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEES AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

  *  UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                            INCOME FROM INVESTMENT OPERATIONS
                                                         ----------------------------------------
                                                                        NET GAINS
                                                                       (LOSSES) ON
                                             NET ASSET                  SECURITIES
                                               VALUE,       NET           (BOTH        TOTAL FROM
                                             BEGINNING   INVESTMENT    REALIZED AND    INVESTMENT
ALL CAP VALUE FUND                           OF PERIOD     INCOME      UNREALIZED)     OPERATIONS
-------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $   12.58   $     0.01    $       4.29    $     4.30
  Period 12/31/2002(1) to 6/30/2003              10.00         0.01            2.57          2.58

CLASS A
  Six months ended 12/31/2003*                   12.62         0.01            4.33          4.34
  Period 12/31/2002(1) to 6/30/2003              10.00         0.03            2.59          2.62

CLASS C
  Period 8/28/2003(1) to 12/31/2003*             14.32        (0.01)           2.50          2.49

                                                     DIVIDENDS AND DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS     DISTRIBUTIONS                                               NET ASSETS,
                                             (FROM NET         (FROM                         NET ASSET                   END OF
                                             INVESTMENT       CAPITAL           TOTAL        VALUE, END     TOTAL      PERIOD (IN
ALL CAP VALUE FUND                            INCOME)          GAINS)       DISTRIBUTIONS    OF PERIOD    RETURN(2)    THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*               $    (0.01)   $       (0.01)   $       (0.02)   $    16.86       34.21%   $    19,069
  Period 12/31/2002(1) to 6/30/2003                  --               --               --         12.58       25.80          3,560

CLASS A
  Six months ended 12/31/2003*                    (0.01)           (0.01)           (0.02)        16.94       34.37         21,383
  Period 12/31/2002(1) to 6/30/2003                  --               --               --         12.62       26.20             --

CLASS C
  Period 8/28/2003(1) to 12/31/2003*                 --            (0.01)           (0.01)        16.80       17.42          9,265

                                                     RATIOS TO AVERAGE NET ASSETS
                                             ---------------------------------------------
                                               EXPENSES,                        INVESTMENT
                                                NET OF                           INCOME --
ALL CAP VALUE FUND                           REIMBURSEMENT      EXPENSES          NET
------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2003*                        1.23%(3)       1.65%(3)         0.45%(3)
  Period 12/31/2002(1) to 6/30/2003                   1.10(3)        5.84(3)          0.47(3)

CLASS A
  Six months ended 12/31/2003*                        1.48(3)        1.90(3)          0.20(3)
  Period 12/31/2002(1) to 6/30/2003                   1.10(3)        5.84(3)          0.47(3)

CLASS C
  Period 8/28/2003(1) to 12/31/2003*                  2.22(3)        2.64(3)         (0.54)(3)

                                             SIX MONTHS ENDED        PERIOD DECEMBER 31, 2002(1)
                                             DECEMBER 31, 2003         THROUGH JUNE 30, 2003
------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             6%                            11%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

  *  UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2003
(UNAUDITED)

NOTE 1.
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of four series of shares. The Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

The Large Cap Value Fund and Mid-Cap Value Fund have five classes of shares:
Class A, Class B, Class C, Class I and Class R. The Small Cap Value Fund and All Cap Value Fund have four classes of shares: Class A, Class B, Class C and Class
I. The All Cap Value Fund has issued only Class I, Class A and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R shares bear certain expenses related to the distribution and servicing fees of such shares. Each class has exclusive voting rights with respect to matters relating to its distribution and servicing expenditures (except that Class B shares have certain voting rights with respect to Class A distribution and servicing expenditures).

The Funds' unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2004. For the six-month period ended December 31, 2003, the Advisor waived expenses as follows:

                                             LARGE CAP       MID-CAP          SMALL CAP         ALL CAP
                                               VALUE          VALUE             VALUE            VALUE
------------------------------------------------------------------------------------------------------------
Annual Advisory Rate                               0.75%          0.75%              0.75%              0.75%
Annual cap on expenses -- Class I                  1.05%          1.15%              1.25%              1.25%
Annual cap on expenses -- Class A                  1.30%          1.40%              1.50%              1.50%
Annual cap on expenses -- Class B                  2.05%          2.15%              2.25%    Not applicable
Annual cap on expenses -- Class C                  2.05%          2.15%              2.25%              2.25%
Annual cap on expenses -- Class R                  1.55%          1.65%    Not applicable     Not applicable
Investment advisory fees earned for period   $  514,912   $  1,794,446   $      1,485,527   $         59,396
Investment advisory fees waived for period   $   45,581   $          0   $              0   $         33,403

The Trust has also entered into a Distribution Agreement with Stephens Inc. (the "Distributor" or "Stephens"), a wholly owned subsidiary of Stephens Group, Inc. and an affiliate of the Advisor. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                   DISTRIBUTION AND SERVICE
                            FEE
-------------------------------------------
Class A                     0.25%
Class B                     1.00%
Class C                     1.00%
Class R                     0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class B, Class C and Class R shareholders.

For the six-month period ended December 31, 2003, Stephens earned underwriting concessions and dealer commissions on sales of the Funds' shares as follows:

                                            UNDERWRITING     DEALER
                                            CONCESSIONS    COMMISSIONS
----------------------------------------------------------------------
Large Cap Value Fund -- Class A             $      6,851   $    16,568
Large Cap Value Fund -- Class B                       --         2,148
Large Cap Value Fund -- Class C                       --           892
Mid-Cap Value Fund -- Class A                     35,694        21,617
Mid-Cap Value Fund -- Class B                         --         7,627
Mid-Cap Value Fund -- Class C                         --         3,042
Small Cap Value Fund -- Class A                    8,099         8,995
Small Cap Value Fund -- Class B                       --         1,660
Small Cap Value Fund -- Class C                       --         7,377
All Cap Value Fund -- Class A                      8,207        18,281
All Cap Value Fund -- Class C                         --           335

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

The Trust has entered into an Administration Agreement with Stephens.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
INVESTMENTS. Purchases and sales of investment securities, excluding short-term investments, for the six-month period ended December 31, 2003 were as follows:

            LARGE CAP VALUE   MID-CAP VALUE    SMALL CAP VALUE   ALL CAP VALUE
-------------------------------------------------------------------------------
Purchases   $   128,266,274   $  518,055,496   $   261,213,518   $   39,088,236
Sales             9,827,819       92,921,660       136,035,898        1,015,103

The following information is presented on an income tax basis as of December 31, 2003:

                                                  LARGE CAP VALUE    MID-CAP VALUE     SMALL CAP VALUE    ALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
Cost of investment                                $   180,452,929    $  644,667,320    $   371,128,895    $   41,291,466
------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                          39,182,313       139,188,653        119,285,055         4,474,346
Gross unrealized depreciation                            (305,206)         (922,248)          (707,645)         (204,026)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments             38,877,107       138,266,405        118,577,410         4,270,320
------------------------------------------------------------------------------------------------------------------------
Distributable ordinary income (as of 6/30/2003)           351,178         1,679,621            113,238            18,226
Distributable long-term gains (as of 6/30/2003)           183,903           551,858              8,233                --

Any differences between book and tax are due primarily to wash sale losses and REITs tax adjustments.

The tax components of dividends paid during the six months ended December 31, 2003 and the fiscal year ended June 30, 2003, capital loss carryforwards as of June 30, 2003 and tax basis post-October losses as of June 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                        FOR THE SIX MONTHS ENDED                         FOR THE YEAR ENDED
                                            DECEMBER 31, 2003                               JUNE 30, 2003
                                     -----------------------------   ----------------------------------------------------------
                                       ORDINARY        LONG-TERM       ORDINARY        LONG-TERM     NET CAPITAL
                                        INCOME       CAPITAL GAINS      INCOME       CAPITAL GAINS       LOSS      POST-OCTOBER
                                     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    CARRYOVERS      LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                      $   1,064,764   $     616,943   $     717,539   $   3,252,014       --        $    131,112
Mid-Cap Value                           10,760,064       1,883,093       1,815,502       1,307,005       --             457,125
Small Cap Value                          8,598,331         468,846         247,914              --       --             766,913
All Cap Value                               50,079              --              --              --       --                  --

NOTE 4.
CAPITAL SHARE TRANSACTIONS. Transactions in capital shares for each class were as follows:

                                                                FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                    DECEMBER 31, 2003              JUNE 30, 2003
                                                              ---------------------------   ---------------------------
                                                                               DOLLAR                        DOLLAR
LARGE CAP VALUE FUND -- CLASS I                                  SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    2,529,113    $  42,962,208      958,573    $  12,974,921
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              26,725          461,748      180,419        2,311,235
                                                               ---------    -------------    ---------    -------------
Total issued                                                   2,555,838       43,423,956    1,138,992       15,286,156
Shares redeemed                                                 (848,798)     (14,325,347)    (704,392)      (9,286,493)
                                                               ---------    -------------    ---------    -------------
Net increase                                                   1,707,040    $  29,098,609      434,600    $   5,999,663
                                                               =========    =============    =========    =============

                                                                 FOR THE SIX MONTHS            FOR THE YEAR ENDED
                                                               ENDED DECEMBER 31, 2003            JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                        DOLLAR
LARGE CAP VALUE FUND -- CLASS A                                 SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    4,765,576   $  81,663,612     1,677,326   $  22,529,194
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              29,396         516,588        46,565         602,583
                                                             -----------   -------------   -----------   -------------
Total issued                                                   4,794,972      82,180,200     1,723,891      23,131,777
Shares redeemed                                                 (292,796)     (5,097,074)     (250,968)     (3,345,649)
                                                             -----------   -------------   -----------   -------------
Net increase                                                   4,502,176   $  77,083,126     1,472,923   $  19,786,128
                                                             ===========   =============   ===========   =============

                                                                 FOR THE SIX MONTHS            FOR THE YEAR ENDED
                                                               ENDED DECEMBER 31, 2003            JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                        DOLLAR
LARGE CAP VALUE FUND -- CLASS B                                 SHARES        AMOUNT          SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                      160,036   $   2,719,244        26,616   $     355,640
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                 236           4,235           200           2,555
                                                             -----------   -------------   -----------   -------------
Total issued                                                     160,272       2,723,479        26,816         358,195
Shares redeemed                                                   (9,075)       (153,025)       (2,867)        (40,162)
                                                             -----------   -------------   -----------   -------------
Net increase                                                     151,197   $   2,570,454        23,949   $     318,033
                                                             ===========   =============   ===========   =============

                                                                 FOR THE SIX MONTHS            FOR THE YEAR ENDED
                                                               ENDED DECEMBER 31, 2003            JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                        DOLLAR
LARGE CAP VALUE FUND -- CLASS C                                 SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                      971,151   $  16,791,916       113,232   $   1,567,010
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               1,045          18,699           625           8,043
                                                             -----------   -------------   -----------   -------------
Total issued                                                     972,196      16,810,615       113,857       1,575,053
Shares redeemed                                                  (10,535)       (183,769)      (23,416)       (314,630)
                                                             -----------   -------------   -----------   -------------
Net increase                                                     961,661   $  16,626,846        90,441   $   1,260,423
                                                             ===========   =============   ===========   =============

                                                                   FOR THE PERIOD
                                                                 AUGUST 28, 2003* TO
                                                                  DECEMBER 31, 2003
                                                             ---------------------------
                                                                              DOLLAR
LARGE CAP VALUE FUND -- CLASS R                                SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                                                            3   $          50
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                  --              --
                                                             -----------   -------------
Total issued                                                           3              50
Shares redeemed                                                       --              --
                                                             -----------   -------------
Net increase                                                           3   $          50
                                                             ===========   =============

                                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2003               JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                               DOLLAR                       DOLLAR
MID-CAP VALUE FUND -- CLASS I                                   SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                   11,289,535   $ 227,625,765     7,534,883   $ 116,936,297
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             270,699       5,828,154        83,275       1,222,479
                                                             -----------   -------------   -----------   -------------
Total issued                                                  11,560,234     233,453,919     7,618,158     118,158,776
Shares redeemed                                               (1,207,179)    (23,913,696)   (2,160,651)    (31,957,281)
                                                             -----------   -------------   -----------   -------------
Net increase                                                  10,353,055   $ 209,540,223     5,457,507   $  86,201,495
                                                             ===========   =============   ===========   =============

                                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2003              JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                       DOLLAR
MID-CAP VALUE FUND -- CLASS A                                   SHARES        AMOUNT         SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    8,829,744   $ 179,538,654     3,121,375   $  46,963,574
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             123,175       2,645,808        23,292         341,695
                                                             -----------   -------------   -----------   -------------
Total issued                                                   8,952,919     182,184,462     3,144,667      47,305,269
Shares redeemed                                                 (728,018)    (14,622,789)     (833,790)    (12,304,498)
                                                             -----------   -------------   -----------   -------------
Net increase                                                   8,224,901   $ 167,561,673     2,310,877   $  35,000,771
                                                             ===========   =============   ===========   =============

                                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2003              JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                               DOLLAR                       DOLLAR
MID-CAP VALUE FUND -- CLASS B                                   SHARES         AMOUNT         SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                      583,697   $  11,652,493       335,558   $   5,063,561
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               2,782          58,844         1,258          18,263
                                                             -----------   -------------   -----------   -------------
Total issued                                                     586,479      11,711,337       336,816       5,081,824
Shares redeemed                                                  (97,251)     (1,895,331)     (230,008)     (3,469,681)
                                                             -----------   -------------   -----------   -------------
Net increase                                                     489,228   $   9,816,006       106,808   $   1,612,143
                                                             ===========   =============   ===========   =============

                                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2003              JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                               DOLLAR                        DOLLAR
MID-CAP VALUE FUND -- CLASS C                                   SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    3,036,307   $  61,502,769       478,821   $   7,399,015
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              14,236         301,367         2,916          42,397
                                                             -----------   -------------   -----------   -------------
Total issued                                                   3,050,543      61,804,136       481,737       7,441,412
Shares redeemed                                                  (46,869)       (933,561)     (145,170)     (2,019,417)
                                                             -----------   -------------   -----------   -------------
Net increase                                                   3,003,674   $  60,870,575       336,567   $   5,421,995
                                                             ===========   =============   ===========   =============

                                                                   FOR THE PERIOD
                                                                 AUGUST 28, 2003* TO
                                                                  DECEMBER 31, 2003
                                                             ---------------------------
                                                                              DOLLAR
MID-CAP VALUE FUND -- CLASS R                                  SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                                                       10,611   $     227,284
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                  28             607
                                                             -----------   -------------
Total issued                                                      10,639         227,891
Shares redeemed                                                   (1,268)        (28,366)
                                                             -----------   -------------
Net increase                                                       9,371   $     199,525
                                                             ===========   =============

                                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2003                JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                               DOLLAR                        DOLLAR
SMALL CAP VALUE FUND -- CLASS I                                 SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    2,366,394   $  96,269,138     2,033,946   $  58,869,044
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              50,225       2,225,455         1,898          52,963
                                                             -----------   -------------   -----------   -------------
Total issued                                                   2,416,619      98,494,593     2,035,844      58,922,007
Shares redeemed                                                 (734,389)    (30,437,433)   (1,140,825)    (32,101,714)
                                                             -----------   -------------   -----------   -------------
Net increase                                                   1,682,230   $  68,057,160       895,019   $  26,820,293
                                                             ===========   =============   ===========   =============

                                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2003                JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                               DOLLAR                        DOLLAR
SMALL CAP VALUE FUND -- CLASS A                                 SHARES         AMOUNT          SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    1,984,610   $  77,128,963     3,384,161   $ 100,487,276
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              61,517       2,755,914         2,100          89,552
                                                             -----------   -------------   -----------   -------------
Total issued                                                   2,046,127      79,884,877     3,386,261     100,576,828
Shares redeemed                                                 (602,822)    (25,166,873)     (617,272)    (18,175,782)
                                                             -----------   -------------   -----------   -------------
Net increase                                                   1,443,305   $  54,718,004     2,768,989   $  82,401,046
                                                             ===========   =============   ===========   =============

                                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2003                JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                               DOLLAR                        DOLLAR
SMALL CAP VALUE FUND -- CLASS B                                 SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                       94,417   $   3,676,406       123,062   $   3,598,196
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                 551          24,001             8             208
                                                             -----------   -------------   -----------   -------------
Total issued                                                      94,968       3,700,407       123,070       3,598,404
Shares redeemed                                                  (15,184)       (597,124)       (8,830)       (254,072)
                                                             -----------   -------------   -----------   -------------
Net increase                                                      79,784   $   3,103,283       114,240   $   3,344,332
                                                             ===========   =============   ===========   =============

                                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2003               JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                        DOLLAR
SMALL CAP VALUE FUND -- CLASS C                                 SHARES        AMOUNT          SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                      266,885   $  10,159,345       200,496   $   5,859,725
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               2,459         107,194            20             572
                                                             -----------   -------------   -----------   -------------
Total issued                                                     269,344      10,266,539       200,516       5,860,297
Shares redeemed                                                  (20,948)       (844,114)      (56,167)     (1,525,993)
                                                             -----------   -------------   -----------   -------------
Net increase                                                     248,396   $   9,422,425       144,349   $   4,334,304
                                                             ===========   =============   ===========   =============

                                                                                                 FOR THE PERIOD
                                                              FOR THE SIX MONTHS ENDED        DECEMBER 31, 2002* TO
                                                                 DECEMBER 31, 2003               JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                        DOLLAR
ALL CAP VALUE FUND -- CLASS I                                  SHARES         AMOUNT          SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                      868,701   $  13,755,662       283,080   $   3,263,026
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               1,595          26,033            --              --
                                                             -----------   -------------   -----------   -------------
Total issued                                                     870,296      13,781,695       283,080       3,263,026
Shares redeemed                                                  (22,109)       (355,961)           --              --
                                                             -----------   -------------   -----------   -------------
Net increase                                                     848,187   $  13,425,734       283,080   $   3,263,026
                                                             ===========   =============   ===========   =============

                                                                                                 FOR THE PERIOD
                                                               FOR THE SIX MONTHS ENDED       DECEMBER 31, 2002* TO
                                                                  DECEMBER 31, 2003              JUNE 30, 2003
                                                             ---------------------------   ---------------------------
                                                                              DOLLAR                         DOLLAR
ALL CAP VALUE FUND -- CLASS A                                   SHARES        AMOUNT          SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                    1,301,278   $  20,697,437             1   $          10
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                 665          10,911            --              --
Total issued                                                   1,301,943      20,708,348             1              10
Shares redeemed                                                  (39,979)       (643,970)           --              --
                                                             -----------   -------------   -----------   -------------
Net increase                                                   1,261,964   $  20,064,378             1   $          10
                                                             ===========   =============   ===========   =============

                                                                    FOR THE PERIOD
                                                                 AUGUST 28, 2003* TO
                                                                  DECEMBER 31, 2003
                                                             ---------------------------
                                                                              DOLLAR
ALL CAP VALUE FUND -- CLASS C                                  SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                                                      552,738   $   8,692,611
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                  33             531
Total issued                                                     552,771       8,693,142
Shares redeemed                                                   (1,358)        (21,798)
                                                             -----------   -------------
Net increase                                                     551,413   $   8,671,344
                                                             ===========   =============

* Commencement of operations.

NOTE 5.
INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 6.
SUBSEQUENT EVENT. Gail Bardin, co-manager for the Hotchkis and Wiley Large Cap Value Fund, will retire in April 2004. She will remain as co-manager until the end of the first quarter. Effective April 1, 2004, George H. Davis Jr. will join Sheldon Lieberman as co-manager of the Hotchkis and Wiley Large Cap Value Fund. Mr. Davis' background information is included in The Management Team sections of the prospectuses under All Cap Value Fund.

                                     ADVISOR
                   HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC
                      725 SOUTH FIGUEROA STREET, 39TH FLOOR
                          LOS ANGELES, CALIFORNIA 90017


                                  LEGAL COUNSEL
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                             350 SOUTH GRAND AVENUE
                          LOS ANGELES, CALIFORNIA 90071


                          DISTRIBUTOR AND ADMINISTRATOR
                                  STEPHENS INC.
                          111 CENTER STREET, 14TH FLOOR
                           LITTLE ROCK, ARKANSAS 72201


                                 TRANSFER AGENT
                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202


                                    CUSTODIAN
                          BROWN BROTHERS HARRIMAN & CO.
                                 40 WATER STREET
                           BOSTON, MASSACHUSETTS 02109


                                                         CODE #HWF-SAR-1203


THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE HOTCHKIS AND WILEY FUNDS, BUT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.


                                            [HOTCHKIS AND WILEY FUNDS LOGO]
                                      725 SOUTH FIGUEROA STREET, 39TH FLOOR
                                         LOS ANGELES, CALIFORNIA 90017-5439
                                                               www.hwcm.com
                                            1.866.HW.FUNDS (1.866.493.8637)


                                                               DECEMBER 31, 2003

                               SEMI-ANNUAL REPORT

Item 2 - Code of Ethics.

         Not applicable

Item 3 - Audit Committee Financial Expert

         Not applicable

Item 4 - Principal Accountant Fees and Services

         Not applicable

Item 5 - Audit Committee of Listed Registrants

         Not applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable

Item 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the "Act")have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 - Exhibits

(a)(1) - Not applicable.

(a)(2) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley
         Act.
         Attached hereto.

(b) - Attach certification pursuant to Section 906 of the Sarbanes-Oxley Act. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hotchkis and Wiley Funds


By: /s/ Nancy D. Celick
    ----------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Hotchkis and Wiley Funds


By: /s/ Nancy D. Celick
    ----------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: February 27, 2004

By: /s/ Anna Marie Lopez
    ----------------------------------------
    Anna Marie Lopez,
    Treasurer of Hotchkis and Wiley Funds

Date: February 27, 2004

                                  EXHIBIT INDEX

         (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

         (b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.